PGIM S&P 500 Buffer 12 ETF - November
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Short-Term Investments 103.3%
Affiliated Mutual Fund 0.8%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $126,968)(wb)	126,968	$126,968
Options Purchased*~ 102.5%
(cost $16,276,949)		16,377,221

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.3% (cost $16,403,917)		16,504,189
Options Written*~ (3.3)%
(premiums received $735,836)		(524,904)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $15,668,081)		15,979,285
Liabilities in excess of other assets (0.0)%		(6,453)

Net Assets 100.0%		$15,972,832

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	10/30/26	$6.82		230		23	$15,661,503
State Street SPDR S&P 500 ETF Trust	Put	10/30/26	$682.06		230		23	715,718
Total Options Purchased (cost $16,276,949)								$16,377,221
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	10/30/26	$786.62		230		23	$(180,870)
State Street SPDR S&P 500 ETF Trust	Put	10/30/26	$600.21		230		23	(344,034)
Total Options Written (premiums received $735,836)								$(524,904)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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